4a. CAPITAL STOCK (Details Textual) - USD ($)	1 Months Ended
	Feb. 15, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Stock [Line Items]
Common Stock, Shares Authorized		100,000,000	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		13,872,000	20,000,000	20,000,000
Common Stock
Capital Stock [Line Items]
Stock Redeemed or Called During Period, Shares	19,500,000
Stock Redeemed or Called During Period, Value	$ 1,950
Redemption Price Per Share	$ 0.0001